Annual Total Returns - Prospectus Summary	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MFS Alabama Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.40%	1.56%	6.42%	(10.77%)	1.86%	4.04%	7.02%	1.03%	4.47%	0.24%
MFS Arkansas Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.85%	1.75%	5.85%	(9.28%)	2.38%	4.24%	6.19%	1.23%	4.09%	none
MFS California Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.86%	2.72%	6.97%	(11.63%)	2.93%	4.00%	8.33%	0.94%	6.14%	0.95%
MFS Georgia Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.43%	1.91%	6.41%	(10.25%)	2.01%	3.49%	6.94%	0.77%	4.32%	0.27%
MFS Maryland Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.59%	1.94%	6.53%	(9.94%)	2.55%	3.97%	6.40%	1.28%	4.39%	0.63%
MFS Massachusetts Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.96%	2.20%	6.14%	(10.26%)	2.02%	3.68%	7.31%	0.76%	4.85%	0.38%
MFS Mississippi Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.80%	1.85%	4.92%	(9.82%)	1.95%	4.23%	6.56%	1.03%	4.06%	(0.03%)
MFS Municipal Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.35%	3.40%	6.72%	(11.08%)	3.00%	4.05%	8.14%	1.00%	5.89%	0.99%
MFS Municipal Income Fund | Class A1
Prospectus [Line Items]
Annual Return [Percent]	3.61%	3.54%	6.99%	(10.84%)	3.26%	4.43%	8.29%	1.37%	6.03%	1.25%
MFS Municipal Intermediate Fund | A
Prospectus [Line Items]
Annual Return [Percent]	5.21%	2.64%	5.85%	(7.41%)
MFS New York Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	2.89%	3.19%	7.33%	(12.33%)	2.96%	3.80%	7.72%	0.58%	5.56%	0.35%
MFS North Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.17%	2.28%	5.88%	(9.74%)	2.16%	3.80%	6.84%	0.69%	4.35%	0.21%
MFS Pennsylvania Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.49%	3.10%	5.49%	(10.21%)	2.64%	4.54%	7.40%	1.43%	5.15%	1.09%
MFS South Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.09%	2.21%	6.14%	(10.65%)	1.77%	4.04%	6.52%	1.02%	4.33%	(0.11%)
MFS Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.20%	1.87%	5.88%	(9.88%)	1.82%	4.39%	6.83%	1.23%	4.01%	0.49%
MFS West Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	3.41%	1.96%	6.01%	(9.36%)	2.04%	4.06%	6.25%	1.01%	3.98%	0.27%